COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of commitments
	Total	1 year	2-3 years	4-5 years	Thereafter
Operating lease payments	$1,124	$275	$550	$299	$–
Drilling services	146	146	–	–	–
Equipment purchases	362	362	–	–	–
Total commitments	$1,632	$783	$550	$299	$–